Voya Short Duration Bond Fund Investment Strategy - Voya Short Duration Bond Fund	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of bonds or derivative instruments having economic characteristics similar to bonds. For purposes of this 80% policy, bonds include, without limitation, bonds, debt instruments, and other fixed income and income-producing debt instruments, of any kind, issued or guaranteed by governmental or private-sector entities. Under normal circumstances, the average dollar-weighted duration of the Fund will not exceed 3 years. Because of the Fund's holdings in amortizing and/or sinking fund securities such as, but not exclusively, asset-backed, commercial mortgage-backed, residential mortgage-backed, collateralized loan obligations (“CLOs”), and corporate bonds, the Fund's average dollar-weighted duration is equivalent to the average weighted duration of the cash flows in the securities held by the Fund given certain prepayment assumptions. Duration is a commonly used measure of risk in debt instruments as it incorporates multiple features of debt instruments (e.g., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are received. The weights are the amounts of the payments discounted by the yield-to-maturity of the debt instrument. Duration is expressed as a number of years. The bigger the duration number, the greater the interest rate risk or reward for the debt instrument prices. For example, the price of a bond with an average duration of 5 years would be expected to fall approximately 5% if market interest rates rose by 1%. Conversely, the price of a bond with an average duration of 5 years would be expected to rise approximately 5% if market interest rates dropped by 1%. The Fund invests in non-government issued debt instruments, issued by companies of all sizes, rated investment grade, but may also invest up to 20% of its total assets in securities rated below investment grade (sometimes referred to as “high-yield securities”, “high-yield bonds”, or “junk bonds”). Below investment grade refers to ratings given by nationally recognized statistical rating organizations (“NRSROs”) (e.g., rated Ba1 or below by Moody’s Ratings (“Moody’s”), or BB+ or below by S&P Global Ratings (“S&P”) or Fitch Ratings, Inc. (“Fitch”)) or, if unrated, determined by the Fund to be of comparable quality. Below investment grade debt instruments are regarded as having more speculative characteristics with respect to the payment of interest and repayment of principal. Split rated debt instruments (debt instruments that receive different ratings from two or more NRSROs) are valued as follows: if three NRSROs rate a debt instrument, the debt instrument will be considered to have the median credit rating; if two of the three NRSROs rate a debt instrument, the debt instrument will be considered to have the lower credit rating of the two provided. Money market securities must be rated in the two highest tiers by Moody’s (P-1 or P-2), S&P (A-1+, A-1, or A-2), or Fitch (F-1+, F-1, or F-2) or, if unrated, determined by the Fund to be of comparable quality. The Fund may also invest in: preferred stocks; U.S. government securities, securities of foreign (non-U.S.) governments, and supranational organizations; mortgage-backed and asset-backed debt instruments; bank loans and floating rate secured loans; municipal bonds, notes, and commercial paper; and debt instruments of foreign (non-U.S.) issuers. The Fund may engage in dollar roll transactions and swap agreements, including credit default swaps, interest rate swaps, and total return swaps. The Fund may use options, options on swap agreements and futures contracts involving securities, securities indices and interest rates to hedge against market risk, to enhance returns, and as a substitute for taking a position in the underlying asset. In addition, private placements of debt instruments (which are often restricted securities) are eligible for purchase along with other illiquid securities. The Fund may invest in other investment companies, including exchange-traded funds (“ETFs”), to the extent permitted under the Investment Company Act of 1940, as amended, and the rules and regulations thereunder, and under the terms of applicable no-action relief or exemptive orders granted thereunder. The sub-adviser (the “Sub-Adviser”) believes that relationships between the drivers of debt instrument returns change over time and that recognizing this is key to managing such assets. Therefore, the Sub-Adviser employs a dynamic investment process that seeks to balance top-down macro economic considerations and fundamental bottom-up analysis during the steps of its investment process: sector allocation, security selection, duration, and yield curve management. This includes utilizing proprietary qualitative analysis along with quantitative tools throughout the portfolio construction process. In evaluating investments for the Fund, the Sub-Adviser takes into account a wide variety of factors and considerations to determine whether any or all of those factors or considerations might have a material effect on the value, risks, or prospects of an investment. Among the factors considered, the Sub-Adviser expects typically to take into account environmental, social, and governance (“ESG”) factors to determine whether one or more factors may have a material effect. In considering ESG factors, the Sub-Adviser intends to rely primarily on factors identified through its proprietary empirical research and on third-party evaluations of an issuer’s ESG standing, when available. ESG factors will be only one of many considerations in the Sub-Adviser’s evaluation of any potential investment; the extent to which ESG factors will affect the Sub-Adviser’s decision to invest in an issuer, if at all, will depend on the analysis and judgment of the Sub-Adviser.The Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising. The Fund may lend portfolio securities on a short-term or long-term basis, up to 33 1∕3% of its total assets.